Investment in associate - Schedule of Investment in Associate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Abstract]
Initial investment				$ 105,936
Share of profit (loss) of associate	$ (947)	$ 2,855	$ (11,728)	(13,704)
Beginning Balance	11,016	21,636	92,232
Adjustment to the investment SCL		(13,475)
Payment of capital reduction 2018	(10,034)
Payment of dividends and capital reduction 2016	(58,868)
Ending Balance	$ 35	$ 11,016	$ 21,636	$ 92,232